Investment Objectives and Goals	Dec. 08, 2025
Sterling Capital National Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital National Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to generate current income exempt from regular federal income taxes consistent with preservation of capital.
Sterling Capital Multi-Strategy Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Multi-Strategy Income ETF
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks to provide a competitive total return and current income.
Sterling Capital Hedged Equity Premium Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Hedged Equity Premium Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital growth, income and preservation of capital.
Sterling Capital Ultra Short Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Ultra Short Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and competitive total return.
Sterling Capital Short Duration Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Sterling Capital Short Duration Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and competitive total return.